Other Payables and Accruals	12 Months Ended
Dec. 31, 2023
Other Payables and Accruals
Other Payables and Accruals

8. Other Payables and Accruals

An analysis of other payables and accruals is as follows:

	As of
	December 31,
	2022	2023
Unearned revenue	30,991	28,469
Accrued off-hire	1,800	3,443
Accrued purchases	4,096	1,992
Accrued interest	12,838	—
Other accruals	7,541	8,284
Total	57,266	42,188

The unearned revenue of $28,469 represents monthly charter hires received in advance as of December 31, 2023 relating to January 2024 (December 31, 2022: $30,991).